Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE HIGH YIELD FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goals
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone High Yield Fund (the “Fund”) seeks to achieve a high level of current income as its primary goal.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary consideration.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.  If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product.  If the example included these expenses, the figures shown would be higher.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual expense limits).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment-grade debt securities.  This is a non-fundamental policy that can be changed by the Fund upon 60-days prior notice to shareholders.  The Fund generally invests in non-investment-grade debt securities of domestic corporations.  Non-investment-grade debt securities are higher risk, lower quality securities, often referred to as “junk bonds”, and are considered speculative.  They are rated below BBB- by S&P and Fitch or below Baa3 by Moody's.

In selecting securities for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington” or “Sub-Advisor”), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability.  Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure.  The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities.  Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

Risk, Heading	rr_RiskHeading	The Fund's Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund's share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Fixed Income Risk:  The value of the Fund's fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, the Fund's fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall.  Generally, the longer the Fund's maturity or duration, the more sensitive the value of the Fund's shares will be to changes in interest rates.

•                  Credit Risk:  The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions.  This could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

•                  Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease.  The price of debt securities is generally linked to the prevailing market interest rates.  In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises.  The price volatility of a debt security also depends on its maturity.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.  Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates.  Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years.  Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact the Fund's net asset value.

•                  Non-Investment-Grade Debt Securities Risk:  Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers' ability to make payments of interest and principal.  There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities.  Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of unsecured non-investment-grade debt securities generally will not receive payments until the holders of all other debt have been paid.  In addition, the market for non-investment-grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.  Non-investment-grade debt securities can also be more difficult to sell for good value. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the BofA Merrill Lynch High Yield Cash Pay Index.  The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.  Inclusion of those fees would reduce the total return figures for all periods.  The Fund's past performance does not necessarily indicate how it will perform in the future.  Updated performance is available at no cost by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the BofA Merrill Lynch High Yield Cash Pay Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Touchstone High Yield Fund Performance as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 22.20% Worst Quarter: 4th Quarter 2008 (18.46)% The year-to-date return for the Fund as of March 31, 2014 is 2.89%.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | BofA Merrill Lynch High Yield Cash Pay Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch High Yield Cash Pay Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.38%
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Touchstone High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	0.56%
Total Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	671
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,504
Annual Return 2004	rr_AnnualReturn2004	9.55%
Annual Return 2005	rr_AnnualReturn2005	3.27%
Annual Return 2006	rr_AnnualReturn2006	7.90%
Annual Return 2007	rr_AnnualReturn2007	1.78%
Annual Return 2008	rr_AnnualReturn2008	(24.31%)
Annual Return 2009	rr_AnnualReturn2009	46.90%
Annual Return 2010	rr_AnnualReturn2010	12.65%
Annual Return 2011	rr_AnnualReturn2011	6.08%
Annual Return 2012	rr_AnnualReturn2012	13.45%
Annual Return 2013	rr_AnnualReturn2013	4.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.46%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	High Yield Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.97%

[1]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 1.05% of average monthly net assets. This expense limitation is effective through April 29, 2015, but can be terminated by a vote of the Board of Trustees of the Trust if it deems the termination to be beneficial to the Fund. The terms of Touchstone Advisors' expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement. See the discussion entitled "Expense Limitation Agreement" under the section entitled "The Advisor" in the Fund's Statement of Additional Information for more information.